UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7720

Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.1% (4.3% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB+	$ 1,488,765
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
190	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	183,920
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,835	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	11/12 at 100.00	BBB+	2,766,903
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
485	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	388,873
	Bonds, Series 2007A-1, 5.750%, 6/01/47
865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	647,046
	Bonds, Series 2007A-2, 0.000%, 6/01/37
5,875	Total Consumer Staples			5,475,507
	Education and Civic Organizations – 4.7% (3.3% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	71,819
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	48,365
60	5.000%, 11/01/25	11/15 at 100.00	A2	63,494
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,287,273
	Tender Option Bond Trust 1065, 9.071%, 3/01/33 (IF)
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	2,217,100
	NPFG Insured
300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	324,462
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
185	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	198,450
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
3,772	Total Education and Civic Organizations			4,210,963
	Health Care – 29.3% (20.4% of Total Investments)
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	355,170
	San Diego, Series 2011, 5.250%, 8/15/41
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,713,870
	5.250%, 11/15/46 (UB)
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	694,419
	of Central California, Series 2007, 5.250%, 2/01/46
1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	1,030,070
	West, Series 2005A, 5.000%, 3/01/35
377	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	498,983
	System, Trust 2554, 18.352%, 7/01/47 – AGM Insured (IF)
815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	823,101
	System, Series 2007A, 5.125%, 7/15/31
1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,770,850
	Health System, Series 2005A, 5.250%, 7/01/30
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	809,585
	Series 2001C, 5.250%, 8/01/31
3,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,626,850
	Project, Series 2009, 6.750%, 2/01/38
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	2,325,330
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,743,184
	2005A, 5.000%, 11/15/43
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	870,633
	2008A, 8.250%, 12/01/38
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,770,820
	5.250%, 1/01/42
1,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,527,677
	6.000%, 11/01/41
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,009,860
	7.500%, 12/01/41
1,415	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,521,606
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,064,590
	2009E, 5.000%, 5/15/38
24,072	Total Health Care			26,156,598
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
495	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	538,629
	Series 2010A, 6.400%, 8/15/45
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	159,997
	Series 2012A, 5.500%, 8/15/47
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	358,687
	Series 2012B, 7.250%, 8/15/47
1,000	Total Housing/Multifamily			1,057,313
	Housing/Single Family – 2.7% (1.9% of Total Investments)
2,290	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	BBB	2,337,792
	5.500%, 8/01/38
90	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	93,773
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,380	Total Housing/Single Family			2,431,565
	Tax Obligation/General – 32.3% (22.5% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	A1	2,771,943
1,300	5.500%, 11/01/39	11/19 at 100.00	A1	1,464,437
4,000	California State, Various Purpose General Obligation Refunding Bonds, Series 2012,	4/22 at 100.00	A1	4,310,560
	5.000%, 4/01/42
4,475	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	4,342,451
	2006C, 0.000%, 8/01/31 – AGM Insured
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	Aa2	6,473,820
	5.000%, 6/01/29 – AGM Insured (UB)
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2,	7/15 at 100.00	Aa2	3,329,100
	5.000%, 7/01/24 – NPFG Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	16,458
	5.250%, 8/01/22 – NPFG Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA+	147,864
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	1,508,738
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	3,325,483
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,108,110
	2011C, 5.250%, 8/01/47
31,975	Total Tax Obligation/General			28,798,964
	Tax Obligation/Limited – 42.0% (29.2% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	N/R	907,700
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA+	1,802,310
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA+	1,983,073
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/12 at 100.00	A2	5,937,346
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 -
	AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,149,600
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,398,700
	2009-I, 6.375%, 11/01/34
535	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	581,968
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	169,364
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	495,990
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
260	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/12 at 101.00	A–	261,183
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001,
	5.000%, 9/01/31 – NPFG Insured
350	Fontana, California, Redevelopment Agency, Jurupa Hills Redevelopment Project, Tax Allocation	10/12 at 100.00	A–	351,253
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
320	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	320,262
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	77,015
175	5.125%, 9/01/36	9/16 at 100.00	N/R	176,881
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/12 at 100.00	BBB+	3,471,720
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	315,320
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police	1/17 at 100.00	A+	2,076,180
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	561,445
	2011A, 7.250%, 9/01/38
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%,	8/15 at 100.00	A–	3,243,372
	8/01/35 – NPFG Insured
170	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	199,781
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	74,216
	Project, Series 2011, 6.750%, 9/01/40
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
60	6.000%, 9/01/33	9/12 at 103.00	N/R	61,904
135	6.125%, 9/01/41	9/12 at 103.00	N/R	139,248
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	584,172
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	228,341
	2011A, 5.750%, 9/01/30
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	155,471
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	44,396
	Area, Series 2011B, 6.500%, 10/01/25
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	193,431
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,727,895
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A1	3,455,790
	5.400%, 11/01/20
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,128,720
	Series 2012A, 5.000%, 4/01/42 (WI/DD, Settling 6/14/12)
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	2,271,000
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	34,493
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33	2/21 at 100.00	BBB	34,357
40	7.000%, 8/01/41	2/21 at 100.00	BBB	45,266
275	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	280,244
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	368,694
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	54,421
	7.000%, 10/01/26
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	105,891
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
35,320	Total Tax Obligation/Limited			37,468,413
	Transportation – 3.5% (2.4% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	866,674
	2006F, 5.000%, 4/01/31 (UB)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	295,302
	2008, Trust 3211, 13.416%, 10/01/32 (IF)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/12 at 100.00	BBB–	1,907,020
	1995A, 5.000%, 1/01/35
3,000	Total Transportation			3,068,996
	U.S. Guaranteed – 12.9% (9.0% of Total Investments) (4)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	3,875,160
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
370	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	406,456
	California, General Obligation Bonds, Series 2003:
730	5.000%, 2/01/31 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	753,338
770	5.000%, 2/01/31 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	A1 (4)	785,877
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,699,632
	5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	399,204
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
255	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (4)	266,730
1,245	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (4)	1,301,486
10,190	Total U.S. Guaranteed			11,487,883
	Utilities – 1.8% (1.2% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	978,190
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	288,214
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	295,720
	9/01/31 – SYNCORA GTY Insured
1,460	Total Utilities			1,562,124
	Water and Sewer – 7.2% (5.0% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AA+	1,215,990
	AMBAC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	214,098
	5.000%, 4/01/36 – NPFG Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,023,385
	Bond Trust 09-8B, 18.042%, 7/01/35 (IF) (5)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	2,147,040
	Bond Trust 11782-1, 17.655%, 2/15/35 (IF)
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	1,813,327
	Project, Series 2003, 5.500%, 7/01/33
5,295	Total Water and Sewer			6,413,840
$ 124,339	Total Investments (cost $117,036,794) – 143.7%			128,132,166
	Floating Rate Obligations – (6.2)%			(5,525,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (39.5)% (6)			(35,250,000)
	Other Assets Less Liabilities – 2.0%			1,811,992
	Net Assets Applicable to Common Shares – 100%			$ 89,169,158

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$128,132,166	$—	$128,132,166

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $111,383,123.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$11,573,195
Depreciation	(354,093)
Net unrealized appreciation (depreciation) of investments	$11,219,102

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012